CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Unaudited) - USD ($) $ in Thousands	Total	IPO	Ordinary Shares	Ordinary Shares IPO	Preferred Shares	Additional Paid-In Capital	Additional Paid-In Capital IPO	Accumulated Deficit
Balance at Dec. 31, 2016	$ 16,307		$ 6		$ 13	$ 43,502		$ (27,214)
Balance, shares at Dec. 31, 2016			2,305,743		5,193,427
Exercise of options into ordinary shares	333					333
Exercise of options into ordinary shares, shares			170,816
Share-based compensation	4,031					4,031
Exercise of warrants into preferred shares	4,732				$ 1	4,731
Exercise of warrants into preferred shares, shares					364,036
Conversion of preferred shares into ordinary shares			$ 14		$ (14)
Conversion of preferred shares into ordinary shares, shares			5,557,463		(5,557,463)
Issuance of ordinary shares in public offering, net of issuance expenses		$ 60,772		$ 15			$ 60,757
Issuance of ordinary shares in public offering, net of issuance expenses, shares				5,144,378
Net loss	(9,914)							(9,914)
Balance at Sep. 30, 2017	76,261		$ 35			113,354		(37,128)
Balance, shares at Sep. 30, 2017			13,178,400
Balance at Dec. 31, 2017	68,515		$ 37			115,692		(47,214)
Balance, shares at Dec. 31, 2017			13,751,390
Exercise of options into ordinary shares	1,050		$ 2			1,048
Exercise of options into ordinary shares, shares			667,941
Share-based compensation	21,765					21,765
Issuance of ordinary shares in public offering, net of issuance expenses		$ 64,193		$ 5			$ 64,188
Issuance of ordinary shares in public offering, net of issuance expenses, shares				1,682,926
Net loss	(51,940)							(51,940)
Balance at Sep. 30, 2018	$ 103,583		$ 44			$ 202,693		$ (99,154)
Balance, shares at Sep. 30, 2018			16,102,257